Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0000832327
Registrant Name	BLACKROCK INCOME TRUST, INC.
Registration File Number	333-288158
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A